Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Commitments [Table Text Block]

Future minimum lease commitments for these operating lease commitments are as follows:

Twelve Months Ending March 31,

2014	$872,560
2015	742,319
2016	539,226
2017	173,548
2018	22,800
Total	$2,350,453

Future minimum lease commitments for these facilities and other operating leases are as follows:

Year Ended December 31,
2013	$731,965
2014	392,471
2015	241,763
2016	192,126
2017	45,600

Total	$1,603,925

Schedule of Capital Leased Asssets [Table Text Block]

The Company has entered into capital leases for five water transport units (each unit includes one truck and one trailer), which have been included in Property and Equipment (Note 5) and are summarized in the table below as of March 31, 2013:

Capitalized Trucks	$218,807
Capitalized Trailers	236,286
Less: Accumulated Depreciation	(164,650)
Net Assets Under Capital Leases	$290,433

The Company has entered into capital leases for five water transport units (each unit includes one truck and one trailer), which have been included in Property and Equipment (Note 5) and are summarized in the table below:

Capitalized Trucks	$218,807
Capitalized Trailers	236,286
Total Capital Leases	455,093
Less: Accumulated Depreciation	(148,396)
Net Assets Under Capital Leases	$306,697

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

The following is a summary of the future minimum lease payments under capital leases as of March 31, 2013:

Twelve Months Ending March 31,	Minimum Lease Payment
2014	$42,240
2015	-
Total minimum lease payments	42,240
Less: Interest	(525)
Net minimum lease payments	41,715
Less: Current portion	(41,715)
Long-term portion of minimum lease payments	$-

The following is a summary of the future minimum lease payments related to capital leases, together with the present value of the net minimum lease payments as of December 31, 2012:

Year Ended December 31,	Minimum Lease Payments
2013	63,484
2014	-
Total minimum lease payments	63,484
Less: Interest	(1,176)
Net minimum lease payments	62,308
Less: Current portion	(62,308)
Long-term portion of net minimum lease payments	$-